Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GREENWAVE TECHNOLOGY SOLUTIONS, INC.
Entity Central Index Key	0001589149
Entity Primary SIC Number	7370
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4016 Raintree Road
Entity Address, Address Line Two	Ste 300
Entity Address, City or Town	Chesapeake
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23323
City Area Code	(757)
Local Phone Number	966-1432
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4016 Raintree Road
Entity Address, Address Line Two	Ste 300
Entity Address, City or Town	Chesapeake
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23323
City Area Code	(757)
Local Phone Number	966-1432
Contact Personnel Name	Danny Meeks